OPPENHEIMER QUEST VALUE FUND, INC.
                Supplement dated November 10, 1997 to the
                   Prospectus dated December 16, 1996

The supplement dated May 1, 1997 to the Prospectus is replaced by this supplement. The Prospectus is amended as follows:

1. The first footnote under the "Shareholder Transaction Expenses" table on page 3 is replaced with the following:

      (1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans", as defined in "Class A Contingent Deferred Sales Charge" on page 29) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares", below.

2. Pursuant to shareholder approval received on June 2, 1997, the sections of the Prospectus entitled "Investment Objective and Policies," and "Investment Techniques and Strategies" are revised as follows:

      (1) The Fund's investment objective on page 11 is restated as "The Fund seeks capital appreciation."

      The following policies are no longer fundamental policies:

      (2) The Fund's investment policies listed under the caption "Investment Policies and Strategies" on page 11.

      (3) The Fund's policy that it may not invest more than 15% of its net assets in illiquid securities discussed on pages 16 and 17.

      (4) The Fund's  policy  that it may not invest  more than 15% of its total
      assets  in   securities  of  issuers   having  a  record,   together  with
      predecessors, of less than three years continuous operation on page 17 .

3. The section of the Prospectus captioned "The Sub-Adviser" set forth under "How the Fund is Managed" on page 19 is hereby revised to read as follows:

     The Manager has retained the Sub-Adviser to provide day-to-day portfolio management of the Fund. Prior to November 22, 1995, the Sub-Adviser was named Quest for Value Advisors and was the investment adviser to the Fund. The

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                                  -1-

     Sub-Adviser is a majority owned subsidiary of Oppenheimer Capital, a registered investment advisor, whose employees perform all investment advisory services provided to the Fund by the Sub-Adviser.

      On November 4, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with $125 billion in assets under management through various subsidiaries, acquired control of Oppenheimer Capital and the Sub-Adviser. On November 5, 1997, a new sub-advisory agreement between the Sub-Adviser and the Manager, on terms identical to the prior sub-advisory agreement, became effective. The new sub-advisory agreement had been approved by shareholders of the Fund on June 2, 1997. Value Advisors LLC, a limited liability company and a wholly-owned subsidiary of PIMCO
      Advisors, holds a one-third managing general partner interest in Oppenheimer Capital and a 1.0% general partner interest in the Sub-Adviser. Oppenheimer Capital L.P., a Delaware limited partnership whose units are traded on The New York Stock Exchange, owns the remaining two-thirds interest in Oppenheimer Capital. PIMCO Partners G.P., general partner of PIMCO Advisors, holds the sole general partner interest in Oppenheimer Capital, L.P.

4. The first paragraph of the section "Fees and Expenses" on page 19 is replaced by the following:

      Under the Investment Advisory Agreement, the Fund pays the Manager an annual fee based on the Fund's daily net assets. Effective October 22, 1997, the annual management fee is as follows: 1.00% of the first $400 million of average annual net assets, 0.90% of the next $400 million of average annual net assets, 0.85% of the next $3.2 billion of average annual net assets, 0.80% of the next $4 billion of average annual net assets; and 0.75% of average annual net assets over $8 billion. This management fee is higher than that paid by most other investment companies. Prior to October 22, 1997, the annual management fee was 1.00% of the first $400 million of average annual net assets, 0.90% of the next $400 million of average annual net assets, and 0.85% of average annual net assets over $800 million. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs; the Fund also reimburses the Manager for bookkeeping and accounting services performed on behalf of the Fund. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.


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                                  -2-

5. The second sentence in "Class A Shares" under "Classes of Shares" on page 24 is replaced by the following:

      If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge.

6. The following sentence is added to the end of the paragraph in "Which Class of Shares Should You Choose? - How Does It Affect Payments To My Broker?" on page 27:

      The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

7. The following third  sub-paragraph is added to "Buying Class A Shares - Class
A
Contingent Deferred Sales Charge" on page 29:

            o Purchases by a retirement plan qualified under section 401(a) if the retirement plan has total plan assets of $500,000 or more.

8. The first sentence in the second paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 29 is replaced by the following:

      The Distributor pays dealers of record commission on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.

9. In the third paragraph of "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 30, the first sentence is replaced by the following:

      If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase.

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                                  -3-

10. The third sentence of the second paragraph of "Reduced Sales Charges for Class A Share Purchases - Right of Accumulation" on page 31 is replaced by the following:

      The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies.

11. The third sub-paragraph in "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 33 is replaced by the following:

            o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

            o if, at the time of purchase of shares (on or after May 1, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

12. The following subparagraphs are added at the end of "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" on page 34:

            o for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

            o for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

13. The following sentence is added to the end of the fifth paragraph in "Distribution and Service Plans for Class B and Class C Shares" on page 36:

      If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

14. The following is added as a new penultimate sentence to the sixth paragraph of "Distribution and Service Plans for Class B and Class C shares" on page 36:

      If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

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15. The introductory phrase in the sixth sub-paragraph of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 37 is replaced with the following and a new sub-section (6) is added as follows:

            o distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype
      401(k) plans ...
      or (6) for loans to participants or beneficiaries.

16. The following sub-paragraph is added at the end of "Waivers for Redemptions in Certain Cases" in "Waivers of Class B and Class C Sales Charges" on page 37:

            o Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

17. The section captioned "Special Investor Services" is revised by adding the following after the sub-section captioned "PhoneLink" on page 38:

      Shareholder Transactions by Fax. Requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525- 7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.






November 10, 1997                                             PS0225.008

                   OPPENHEIMER QUEST VALUE FUND, INC.
    Supplement  dated  November  10,  1997  to the  Statement  of
   Additional Information dated December 16, 1996

The supplement dated May 1, 1997 to the Statement of Additional Information is replaced by this supplement. The Statement of Additional Information is amended as follows:

1. The section of the Statement of Additional Information entitled "Other Investment Restrictions" starting on page 13 is revised by this supplement to reflect that on June 2, 1997, the shareholders of the Fund approved the following changes:

      (a) The Fund's policy that it may not purchase securities on margin on page 13 is no longer a fundamental policy.

     (b) The fundamental policy that the Fund may not mortgage, hypothecate or pledge any of its assets on page 14 is replaced by the following: "The Fund may not mortgage, hypothecate or pledge any of its assets except in connection with hedging permitted by any of its other investment policies."

      (c) The fundamental policy that prohibits the Fund from investing in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but permits the Fund to purchase and sell financial futures contracts and options on such futures contract exclusively for hedging purposes on page 14 is replaced by the following fundamental policy: "The Fund cannot invest in physical commodities or physical commodity contracts; however, the Fund may: (i) buy and sell hedging instruments to the extent specified in its Prospectus from time to time, and (ii) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities."

2. The section of the Statement of Additional Information entitled "The Manager and its Affiliates" starting on page 18 is amended as follows:

      (a) The first sentence of "The Investment Advisory Agreement" on page 18 is replaced with the following: "The Manager acts as investment adviser to the Fund pursuant to the terms of an Investment Advisory Agreement dated June 2, 1997, as amended on October 22, 1997, which replaced the Investment Advisory Agreement dated as of November 22, 1995."

      (b) The last sentence of the last paragraph of "The Investment Advisory Agreement" on page 19 is replaced with the following: "The Manager has retained the Sub-Adviser pursuant to a separate Subadvisory Agreement dated November 5, 1997 with respect to the Fund, which replaced the Subadvisory Agreement dated as of November 22, 1995."

      (c)  The  last  sentence  of  the  first  paragraph  of  "The  Subadvisory
      Agreement" on page 19 is replaced with the following: "The Subadvisory Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in such agreements, on February 28, 1997 and by the shareholders of the Fund at a meeting held for that purpose on June 2, 1997."

      (d) The following is added after the final paragraph of "The Subadvisory Agreement":

     "The Sub-Adviser is a majority owned subsidiary of Oppenheimer Capital, a registered investment advisor, whose employees perform all investment advisory services provided to the Fund by the Sub-Adviser. On November 4, 1997, PIMCO Advisors L.P. ("PIMCO Advisors"), a registered investment adviser with $125 billion in assets under management through various subsidiaries, acquired control of Oppenheimer Capital and the Sub-Adviser. Value Advisors LLC, a limited liability company and a wholly-owned subsidiary of PIMCO Advisors, holds a one-third managing general partner interest in Oppenheimer Capital and a 1.0% general partner interest in the Sub-Adviser. Oppenheimer Capital L.P., a Delaware limited partnership whose units are traded on The New York Stock Exchange, owns the remaining two-thirds interest in Oppenheimer Capital. PIMCO Partners G.P., general partner of PIMCO Advisors, holds the sole general partner interest in Oppenheimer Capital, L.P.

     PIMCO Partners, G.P. ("PIMCO GP") owns approximately 42.83% and 66.37%, respectively, of the total outstanding Class A and Class B units of limited partnership interest ("Units") of PIMCO Advisors' sole general partner. PIMCO GP is a California general partnership with two general partners. The first of these is Pacific Investment Management Company, which is a California corporation and is wholly-owned by Pacific Financial Asset Management Company, a direct subsidiary of Pacific Life Insurance Company ("Pacific Life").

     The managing general partner of PIMCO GP is PIMCO Partners L.L.C. ("PPLLC"), a California limited liability company. PPLLC's members are the Managing Directors (the "PIMCO Managers") of Pacific Investment Management Company, a subsidiary of PIMCO Advisors (the "PIMCO Subpartnership"). The PIMCO Managers are: William H. Gross, Dean S. Meiling, James F. Muzzy, William F. Podlich, III, Frank B. Rabinovitch, Brent R. Harris, John L. Hague, William S. Thompson Jr., William C. Powers, David H. Edington, Benjamin Trosky, William R. Benz, II and Lee R. Thomas, III.

      PIMCO Advisors is governed by an Operating Board and an Equity Board. Because of its power to appoint (directly or indirectly ) seven of the twelve members of the Operating Board, the PIMCO Subpartnership may be deemed to control PIMCO Advisors. Because of direct or indirect power to appoint 25% of the members of the Equity Board, (i) Pacific Life and (ii) the PIMCO Managers and/or the PIMCO Subpartnership may each be deemed, under applicable provisions of the investment Company Act, to control PIMCO Advisors. Pacific Life, the PIMCO Subpartnership and the PIMCO Managers disclaim such control."





November 10, 1997                                             PX0225.003